Net Income Or Loss Per Limited Partner Unit (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Income Or Loss Per Limited Partner Unit [Abstract]
Dilutive effect of unit based awards, equivalent units	64,286	0